Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of reporting segment
			For the year ended December 31, 2021
	Loans and accounts receivable at amortized cost (1)	Demand deposits and time deposits	Net interest income	Net fee and commission income	Financial transactions, net (2)	Expected credit losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	25,784,719	14,779,739	1,044,730	262,265	33,455	(226,590)	(616,287)	497,573
Middle-market	8,511,500	6,232,188	334,768	43,903	11,133	(48,578)	(94,721)	246,505
CIB	2,154,325	6,010,150	97,817	33,256	111,504	(15,115)	(77,051)	150,411
Other	78,518	1,009,916	334,036	(6,673)	(37,065)	(800)	(11,805)	277,693
Total	36,529,062	28,031,993	1,811,351	332,751	119,028	(291,083)	(799,864)	1,172,183

Other operating income	11,646
Other operating expenses and impairment	(105,886)
Income from investments in associates and other companies	(663)
Income tax expense	(221,854)
Result of continuing operations	855,426
Result of discontinued operations	-
Net income for the year	855,426

(1)	Corresponds to loans and accounts receivable at amortized cost under IFRS 9, without deducting their allowances for loan losses.
(2)	Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.
(3)	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.

			For the year ended December 31, 2020
	Loans and accounts receivable at amortized cost (1)	Demand deposits and time deposits	Net interest income	Net fee and commission income	Financial transactions, net (2)	Expected credit losses	Support expenses (3)	Segment’s net contribution
	MCh$		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	24,279,248	12,018,691	1,049,543	213,431	28,577	(317,050)	(596,464)	378,038
Middle-market	8,136,402	5,588,657	346,225	38,335	21,859	(109,999)	(91,132)	205,287
CIB	1,635,217	5,051,538	114,229	23,180	82,303	(51,097)	(72,715)	95,900
Other	289,026	2,483,798	83,851	(7,668)	17,058	(118)	(8,235)	84,888
Total	34,339,893	25,142,684	1,593,848	267,278	149,797	(478,264)	(768,546)	764,113

Other operating income	8,206
Other operating expenses and impairment	(78,444)
Income from investments in associates and other companies	1,388
Income tax expense	(142,533)
Result of continuing operations	552,730
Result of discontinued operations	-
Net income for the year	552,730

(1)	Corresponds to loans and accounts receivable at amortized cost under IFRS 9, without deducting their allowances for loan losses.
(2)	Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.
(3)	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.

			For the year ended December 31, 2019
	Loans and accounts receivable at amortized cost (1)	Demand deposits and time deposits	Net interest income	Net fee and commission income	Financial transactions, net (2)	Expected credit losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	22,926,377	9,450,763	960,361	230,627	28,426	(279,969)	(575,511)	363,934
Middle-market	8,093,496	4,707,686	298,587	38,712	13,535	(38,746)	(97,054)	215,034
CIB	1,603,633	6,298,087	98,154	29,103	94,761	223	(65,343)	156,898
Other	48,009	3,033,713	59,862	(11,356)	64,970	(4,819)	(11,953)	96,704
Total	32,671,515	23,490,249	1,416,964	287,086	201,692	(323,311)	(749,861)	832,570

Other operating income	13,001
Other operating expenses and impairment	(52,029)
Income from investments in associates and other companies	1,146
Income tax expense	(175,074)
Result of continuing operations	619,614
Result of discontinued operations	1,699
Net income for the year	621,313

(1)	Corresponds to loans and accounts receivable at amortized cost under IFRS 9, without deducting their allowances for loan losses.
(2)	Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.
(3)	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.